Segment Information - Assets by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total assets	$ 372,045	$ 351,464
Operating Segments | Retail Annuities
Segment Reporting Information [Line Items]
Total assets	326,953	304,103
Operating Segments | Closed Life and Annuity Blocks
Segment Reporting Information [Line Items]
Total assets	32,508	34,121
Operating Segments | Institutional Products
Segment Reporting Information [Line Items]
Total assets	10,713	13,688
Corporate and Other
Segment Reporting Information [Line Items]
Total assets	$ 1,871	$ (448)